Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Voyage And Vessel Accrued Liabilities Current	$ 95,996	$ 140,029
Interest and Dividends Payable, Current	31,552	31,765
Employee-related Liabilities, Current	44,561	37,349
Contract with Customer, Liability, Current	21,076	34,461
Derivative Liability, Current	27,651	58,186
Current portion of operating lease liabilities (note 5)	16,735	25,108
Due to Affiliate, Current	6,057	16,689
Asset Retirement Obligation, Current	3,180	12,000
Accrued liabilities and other	232,519	332,086
Office Building [Member]
Current portion of operating lease liabilities (note 5)	$ 2,446	$ 1,607